DERIVATIVE INSTRUMENTS (Details) (Foreign Currency Contracts, USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended
	Oct. 01, 2011	Oct. 01, 2011
Foreign Currency Contracts
Derivative instruments, Gain (Loss)
Effective portion recognized within Accumulated OCI	$ 2,447	$ (4,192)
Amount of Gain or (Loss) Reclassified from Accumulated OCI into Operations (Effective Portion)	(2,478)	(4,535)
Amount of Gain or (Loss) Recognized in Operations on Derivative (Ineffective Portion)	$ (6)	$ 164